Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Entity Registrant Name	TELEFONICA S A
Entity Central Index Key	0000814052
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2017
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	5,192,131,686